Derivative financial assets and liabilities (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)
Derivative financial instruments
Derivative financial assets	R$ 861
Current derivative financial assets	301
Non-current derivative financial assets	560
Derivative financial liabilities	223,561
Non-current derivative financial liabilities	223,561
Interest rate swap contract | Geekie
Derivative financial instruments
Derivative financial assets	R$ 861
Interest rate (in percent)	2.452%	2.452%
Fair value receivable	R$ 861
Interest rate swap contract | Geekie | CDI
Derivative financial instruments
Basis spread on variable rate (in percent)	1.70%	1.70%
Put option
Derivative financial instruments
Derivative financial liabilities	R$ 223,561	$ 32,995